Contingent and Earn-Out Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 09, 2021	May 13, 2021	May 13, 2020	Dec. 31, 2021	Dec. 31, 2020	Oct. 02, 2021	Oct. 01, 2021	Sep. 30, 2021	Jun. 10, 2021	May 31, 2021
Contingent and Earn-Out Liabilities (Details) [Line Items]
Earn-out liability				$ 100,467					$ 119,759
Gain (loss) from change in fair value of earn-out liabilities				$ (38,838)	$ (220)
First tranche [Member]
Contingent and Earn-Out Liabilities (Details) [Line Items]
Contingent consideration							$ 1,817
Earnout shares [Member]
Contingent and Earn-Out Liabilities (Details) [Line Items]
Earn-out liability (in Shares)				10,000,000
Milestone two, earn out [Member]
Contingent and Earn-Out Liabilities (Details) [Line Items]
Earn-out liability (in Shares)				5,000,000
Milestone two, earn out [Member] | Minimum [Member]
Contingent and Earn-Out Liabilities (Details) [Line Items]
Earn-out liability, price trigger (in Dollars per share)				$ 12.5
Milestone two, earn out [Member] | Maximum [Member]
Contingent and Earn-Out Liabilities (Details) [Line Items]
Earn-out liability, price trigger (in Dollars per share)				$ 15
Escrow Shares [Member]
Contingent and Earn-Out Liabilities (Details) [Line Items]
Earn-out liability (in Shares)				3,450,000
Milestone one, escrow shares [Member]
Contingent and Earn-Out Liabilities (Details) [Line Items]
Percentage of shares by milestone				50.00%
Second Earn-Out Milestone [Member]
Contingent and Earn-Out Liabilities (Details) [Line Items]
Earn-out liability	$ 158,517
Gain (loss) from change in fair value of earn-out liabilities	$ 38,758
City Semi [Member]
Contingent and Earn-Out Liabilities (Details) [Line Items]
Business Combination, Consideration Transferred, Contingent		$ 1,180		$ 1,180
Maximum contingent consideration		1,500	$ 2,000
City Semi [Member] | First tranche [Member]
Contingent and Earn-Out Liabilities (Details) [Line Items]
Maximum contingent consideration		$ 500
Contingent consideration										$ 456
City Semi [Member] | Second tranche [Member]
Contingent and Earn-Out Liabilities (Details) [Line Items]
Contingent consideration										$ 980
ON Design Israel Ltd [Member]
Contingent and Earn-Out Liabilities (Details) [Line Items]
Business Combination, Consideration Transferred, Contingent				$ 4,000
Contingent consideration							4,000	$ 4,000
Contingent consideration						$ 7,500		$ 7,500
ON Design Israel Ltd [Member] | First tranche [Member]
Contingent and Earn-Out Liabilities (Details) [Line Items]
Contingent consideration							2,500
ON Design Israel Ltd [Member] | Second tranche [Member]
Contingent and Earn-Out Liabilities (Details) [Line Items]
Contingent consideration							2,222
Contingent consideration							$ 5,000